Insurance (Details Textual) - USD ($) $ in Millions	3 Months Ended			9 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Insurance [Line Items]
Carrying value of securities owned by U.S.-based insurance subsidiaries on deposit					$ 26
Investment in Federal Home Loan Bank capital stock				$ 40
Proceeds received under funding agreements with the Federal Home Loan Bank	$ 300	$ 200
Advances from Federal Home Loan Bank				$ 740	$ 440	$ 440
Description of variable rate basis				LIBOR	LIBOR
Estimated fair value of commercial mortgage-backed securities held as collateral by the Federal Home Loan Bank				$ 908	$ 544
Interest on advances from Federal Home Loan Bank (are less than in 2012)				2	1	1
Dividends				$ (80)	$ (200)	(115)
Statutory restrictions on dividends					The maximum amount of dividends that can be paid to shareholders in 2015 by life insurance companies domiciled in the State of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards to policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31.
Percentage threshold of dividends paid in previous twelve months to earned statutory surplus of prior year end, requiring approval of payment of dividends if exceeded					10.00%
Maximum amount of dividends available to be paid by insurance subsidiaries to parent without prior approval of regulatory authorities					$ 356
Maximum amount of dividends available to be received by parent from insurance subsidiaries without prior approval of regulatory authorities					28
Percentage of life and annuity business assumed from affiliated companies in conjunction with and prior to the sale of such affiliates			100.00%				100.00%
Life and annuity reserves assumed from affiliated companies in conjunction with and prior to the sale of such affiliates					286	303
Aggregate guaranteed minimum death benefit value on variable annuity polices in force					$ 23	26
Minimum [Member] | LIBOR [Member]
Insurance [Line Items]
FHLB advances, basis spread on variable rate				0.02%	0.02%
Maximum [Member]
Insurance [Line Items]
Interest on advances from Federal Home Loan Bank (are less than in 2012)							$ 1
Death benefits paid in excess of the variable annuity account balances (are less than in 2012, 2013 and 2014)					$ 1	1	1
Maximum [Member] | LIBOR [Member]
Insurance [Line Items]
FHLB advances, basis spread on variable rate				0.23%	0.23%
Average [Member] | LIBOR [Member]
Insurance [Line Items]
FHLB advances, basis spread on variable rate				0.44%	0.32%
Life insurance [Member]
Insurance [Line Items]
Life insurance in force, ceded premiums					$ 12,150	12,820
Life insurance in force, direct premiums					15,810	17,010
Life written premiums ceded					36	38	38
Reinsurance recoveries					55	54	$ 64
Retained Earnings
Insurance [Line Items]
Dividends				$ (80)	$ (200)	$ (115)